UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     February 14, 2012
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13 F Information Table Value Total (x$1000): $155,479

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

BEACON ROOFING SUPPLY INC          COM      073685109     25,694    1,270,100   SH         SOLE          1,270,100
COMSCORE - ORD                     COM      20564W105     22,900    1,080,192   SH         SOLE          1,080,192
EXAMWORKS GROUP - INC              COM      30066A105     15,601    1,645,727   SH         SOLE          1,645,727
FORWARD AIR CORPORATION            COM      349853101     28,024      874,387   SH         SOLE            874,387
K12 INC                            COM      48273U102     14,027      781,866   SH         SOLE            781,866
TRANSDIGM GROUP ORD                COM      893641100     22,466      234,800   SH         SOLE            234,800
TRUEBLUE INC                       COM      89785X101      3,682      265,246   SH         SOLE            265,246
WATTS WATER TECHNOLOGIES CL A ORD  COM      942749102     23,086      674,823   SH         SOLE            674,823


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